Share Capital - Warrant Plans (Details)							12 Months Ended
	Apr. 21, 2021 € / shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 € / shares	Jan. 07, 2017 shares € / shares	Jan. 01, 2017 shares € / shares	May 04, 2012 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)							0
Par value per share (euro per share) | € / shares							€ 0.03	€ 0.03
BSA 04-12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)						52,500	0	0
Exercise price (in euros per share) | € / shares						€ 6.00
Number of awards lapsed or cancelled during the period (in shares)							30,000	0
Number of warrants (BSAs) exercised (in shares)							0	0
BSA 04-12 | Laurent Condomine And Christopher Douat
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)						52,500
Number of ordinary share subscribed per each BSA (in shares)						1
Par value per share (euro per share) | € / shares						€ 0.03
Exercise price (in euros per share) | € / shares						€ 6.00
Number of awards lapsed or cancelled during the period (in shares)							30,000
BSA 04-12 | Laurent Condomine
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)						30,000
BSA 04-12 | Christopher Douat
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)						22,500
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)				18,000			0	0
Exercise price (in euros per share) | € / shares				€ 15.76
Number of awards lapsed or cancelled during the period (in shares)							18,000	0
Number of warrants (BSAs) exercised (in shares)							0	0
BSA 2017 | Supervisory Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)					18,000
Number of ordinary share subscribed per each BSA (in shares)					1
Par value per share (euro per share) | € / shares					€ 0.03
Exercise price (in euros per share) | € / shares					€ 15.76
Number of awards lapsed or cancelled during the period (in shares)							18,000
BSA 2021 (b)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		30,000					0	30,000
Exercise price (in euros per share) | € / shares	€ 13.64	€ 13.64	€ 13.64
Number of awards lapsed or cancelled during the period (in shares)							30,000	0
Number of warrants (BSAs) exercised (in shares)							0	0
BSA 2021 (b) | External Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		30,000
Number of ordinary share subscribed per each BSA (in shares)		1
Par value per share (euro per share) | € / shares		€ 0.03
Exercise price (in euros per share) | € / shares		€ 13.64
Number of awards lapsed or cancelled during the period (in shares)							30,000
Maximum term of other equity instruments granted for share-based payment arrangement		10 years